Equity (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Equity [Abstract]
Summary of Dividend Payout

The following table provides details of per share dividend recognized during fiscal 2020, 2019 and 2018:

	Fiscal 2020	Fiscal 2019(2)	Fiscal 2018(2)
Dividend per Equity Share (₹)
Interim dividend(3)	8.00	7.00	6.50
Final dividend(4)	10.50	10.25	7.38
Special dividend(5)	—	9.00	—
Dividend per Equity Share/ADS ($) (1)
Interim dividend(3)	0.11	0.10	0.10
Final dividend(4)	0.15	0.16	0.12
Special dividend(5)	—	0.14	—

(1)	Converted at the monthly exchange rate in the month of declaration of dividend.
(2)	Adjusted for September 2018 bonus share issue, wherever applicable.
(3)	Represents interim dividend for the respective fiscal year
(4)	Represents final dividend for the preceding fiscal year
(5)

Represents special dividend of ₹5/- per share (approximately $0.08 per share) declared in fiscal 2018 and special dividend of ₹4/- per equity share (approximately $0.06 per share) declared in fiscal 2019.